Stock-Based Compensation (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 26, 2020	Jun. 30, 2020	Jun. 17, 2019
Stock-Based Compensation (Textual)
One-time charge		$ 3,400,000
Stock based compensation costs as software development cost		100,000
Unrecognized costs		3,900,000
Equity Incentive Plan [Member]
Stock-Based Compensation (Textual)
Common stock reserved			1,040,038
Equity Incentive Plan [Member] | Minimum [Member]
Stock-Based Compensation (Textual)
Shares authorized for issuance	525,000
Equity Incentive Plan [Member] | Maximum [Member]
Stock-Based Compensation (Textual)
Shares authorized for issuance	1,565,038
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expenses related to unvested Restricted Shares and RSUs		$ 1,300,000
Estimated remaining vesting period		3 years 1 month 6 days